CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Temporary equity, ordinary shares subject to possible redemption		3,050,335	23,000,000
Temporary equity, redemption price per share		$ 10.84	$ 10.35
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0		0	0	0
Preferred stock, shares outstanding	0	0	0		0	0	0
Class A ordinary shares
Temporary equity, ordinary shares subject to possible redemption		3,050,335	23,000,000		23,000,000		23,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000		200,000,000	200,000,000	200,000,000
Common shares, shares issued	1,060,000	1,060,000	1,060,000
Common shares, shares outstanding	1,060,000	1,060,000	1,060,000
Class A ordinary shares subject to possible redemption
Temporary equity, ordinary shares subject to possible redemption	3,050,335	3,050,335	23,000,000		23,000,000	23,000,000	23,000,000
Temporary equity, redemption price per share	$ 11.13	$ 10.84	$ 10.35			$ 10.20
Class A Common Stock
Common shares, shares issued	1,060,000	1,060,000	1,060,000		1,060,000	1,060,000	1,060,000
Common shares, shares outstanding	1,060,000	1,060,000	1,060,000		1,060,000	1,060,000	1,060,000
Class B ordinary shares
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Common shares, shares issued	8,050,000	8,050,000	8,050,000	8,050,000	8,050,000	8,050,000	8,050,000
Common shares, shares outstanding	8,050,000	8,050,000	8,050,000	8,050,000	8,050,000	8,050,000	8,050,000